Intangibles Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangibles Assets, Net [Abstract]
Schedule of Intangible Assets	(a)The composition and movement of this caption as of the date of the consolidated statement of financial position is presented below:
	IT applications	Finite life intangible	Indefinite life intangible	Exploration cost and mining evaluation (b)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost

As of January 1, 2024	71,207	24,543	1,975	52,846	150,571
Additions	15,357	-	-	1,412	16,769
Sales and/or retirement	(158)	-	-	(887)	(1,045)
Transfers and reclassifications	805	-	-	(571)	234
As of December 31, 2024	87,211	24,543	1,975	52,800	166,529

Additions	15,304	-	-	543	15,847
Sales and/or retirement	(160)	-	-	(155)	(315)
Transfers and reclassifications	72	-	-	-	72
As of December 31, 2025	102,427	24,543	1,975	53,188	182,133

Accumulated amortization
As of January 1, 2024	30,243	13,073	71	9,887	53,274
Additions	12,620	2,454	-	340	15,414
Transfers	-	-	-	(132)	(132)
As of December 31, 2024	42,863	15,527	71	10,095	68,556

Additions	14,020	2,454	-	76	16,550
Sales and/or retirement	-	-	-	(150)	(150)
As of December 31, 2025	56,883	17,981	71	10,021	84,956

Impairment (c)

As of January 1, 2024	456	-	-	33,921	34,377

As of December 31, 2024	456	-	-	33,921	34,377

As of December 31, 2025	456	-	-	33,921	34,377

Net Carrying Value
As of December 31, 2024	43,892	9,016	1,904	8,784	63,596

As of December 31, 2025	45,088	6,562	1,904	9,246	62,800

(b)	As of December 31, 2025 and 2024, the exploration cost and mining evaluation include mainly capital expenditures related to the coal project and to other minor projects related to the cement business.

(c)	As of December 31, 2025 and 2024, the Group evaluated the conditions of use of the projects related to the exploration and mining evaluation costs and its other intangibles, not finding any indicators of impairment in said assets.